Balance sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 71,503	$ 1,907
Total assets	71,503	1,907
Current liabilities
Accounts payable and accrued liabilities	97,373	70,556
Loan payable (Note 3)		5,000
Due to related party (Note 4)	115,139	341,101
Deferred revenue	67,599
Total liabilities	280,111	416,657
Nature of operations and continuance of business (Note 1)
Commitments (Note 5)
Subsequent events (Note 8)
Stockholders' deficit
Preferred stock Authorized: unlimited preferred shares without par value Issued: nil preferred shares
Common stock Authorized: unlimited common shares without par value Issued and outstanding common shares: 14,522,727 shares	2,358,954	2,358,954
Additional paid-in capital	9,527	9,527
Accumulated other comprehensive loss	(88,263)	(88,263)
Deficit accumulated during the development stage	(2,488,826)	(2,694,968)
Total stockholders' deficit	(208,608)	(414,750)
Total liabilities and stockholders' deficit	$ 71,503	$ 1,907